Marketable securities and other securities investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net Investment Income [Line Items]
Proceeds from sales of available-for-sale securities	¥ 248,046	¥ 251,940	¥ 108,708
Gross realized gains on sales of available-for-sale securities	7,684	61,038	9,500
Gross realized losses on sales of available-for-sale securities	278	108	365
Impairment losses recognized on available-for-sale securities	¥ 846	¥ 7,073	¥ 9,272
Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Maturity period for securities, minimum	1 year	1 year
Maturity period for securities, maximum	10 years	10 years
Japanese bonds | Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Percentage of Assets	16.00%	28.00%
U.S., European and other bonds | Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Percentage of Assets	84.00%	72.00%
Japan | Available-for-sale Securities | Common stocks
Net Investment Income [Line Items]
Percentage of Assets	93.00%	92.00%